INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets other than goodwill [abstract]
Disclosure of reconciliation of changes in intangible assets

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software and proprietary technology	Brands and trademarks (3)	Other	Total
Gross carrying amount
Balance at January 1, 2021	$2,035	$5,842	$3,058	$1,181	$758	$12,874
Additions	165	—	103	4	50	322
Acquisitions through business combinations (1)	—	3,028	588	916	4	4,536
Dispositions	—	(64)	(66)	(23)	(2)	(155)
Foreign currency translation	(146)	(187)	6	(99)	(23)	(449)
Balance at December 31, 2021	$2,054	$8,619	$3,689	$1,979	$787	$17,128
Changes in accounting policies (2)	—	—	—	—	(231)	(231)
Additions	256	—	204	4	78	542
Acquisitions through business combinations (1)	—	7,495	952	1,445	689	10,581
Dispositions	(1)	—	(5)	—	(9)	(15)
Assets reclassified as held for sale (4)	(19)	(140)	—	—	—	(159)
Foreign currency translation	142	(256)	(86)	(41)	(37)	(278)
Balance at December 31, 2022	$2,432	$15,718	$4,754	$3,387	$1,277	$27,568
Accumulated amortization and impairment
Balance at January 1, 2021	$(181)	$(748)	$(497)	$(79)	$(108)	$(1,613)
Amortization and impairment expense	(71)	(420)	(241)	(30)	(79)	(841)
Dispositions	—	25	1	47	—	73
Foreign currency translation	15	50	3	(5)	(4)	59
Balances at December 31, 2021	$(237)	$(1,093)	$(734)	$(67)	$(191)	$(2,322)
Changes in accounting policies (2)	—	—	—	—	90	90
Amortization and impairment expense	(96)	(879)	(375)	(68)	(48)	(1,466)
Dispositions	2	—	4	—	1	7
Assets reclassified as held for sale (4)	10	19	—	—	—	29
Foreign currency translation	(16)	37	6	13	7	47
Balance at December 31, 2022	$(337)	$(1,916)	$(1,099)	$(122)	$(141)	$(3,615)
Net book value
December 31, 2021	$1,817	$7,526	$2,955	$1,912	$596	$14,806
December 31, 2022	$2,095	$13,802	$3,655	$3,265	$1,136	$23,953
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(1)See Note 3 for additional information.
(2)Refer to Note 2 for further details.
(3)Includes indefinite life intangible assets with a carrying value of $2,425 million (2021: $1,470 million) primarily in the partnership’s infrastructure services and industrials segments.
(4)See Note 9 for additional information.

(US$ MILLIONS)	2022	2021
Balance at beginning of year	$8,585	$5,244
Acquisitions through business combinations (1)	7,446	3,967
Impairment (2)	(111)	(175)
Dispositions (3)	(3)	(171)
Assets reclassified as held for sale	(11)	—
Foreign currency translation	(427)	(280)
Balance at end of year	$15,479	$8,585
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(1)See Note 3 for additional information.
(2)Relates to a goodwill impairment of $111 million at the partnership’s offshore oil services operations (2021: $175 million).
(3)Refer to Note 8 for additional information.